BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current	$ 3,741	$ 2,567
Non-recourse borrowings	27,151	24,000
Borrowings associated with recent acquisitions and growth initiatives	2,500	1,200
Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Current	3,741	2,567
Non-recourse borrowings	27,151	24,000
Total	$ 30,892	$ 26,567